Other financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Other financial assets
Schedule of other financial assets

	At December 31,
	2025	2024
Non-current
Other financial assets at fair value through profit or loss
Equity investments (*)	164	145
Other	5,249	4,092
	5,413	4,237
Other financial assets at amortized cost
Related parties (Note 27)	54,693	26,404
Time deposits	14,758	9,856
Corporate bonds	38,591	46,445
Government securities	—	1,862
Other	854	51
	108,896	84,618
	114,309	88,855
Current
Other financial assets at fair value through profit or loss
Corporate bonds	293	665
Mutual funds	2,158	2,055
Government securities	—	259
Other	—	150
	2,451	3,129
Other financial assets at amortized cost
Corporate bonds	49,766	13,943
Related parties (Note 27)	17,444	21,493
Time deposits	38,519	38,605
Treasury bills	—	1,232
Government securities	11,928	7,621
Other	1,976	29
	119,633	82,923
	122,084	86,052

(*)   Includes equity investments where the Group holds a minor equity interest and does not exert significant influence.